Related Party Transactions	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017 (decreased subsequent year-end from death)
Zhijun Xiao	Director of the Company
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Related party balances

The amounts due to related parties as of March 31, 2023 and 2022 were as follows:

	As of March 31,
	2023	2022

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$2,910,088	$5,529,274
Feng Zhou	1,823,679	276,683
Jianping Zhou	-	2,030,035
Jiangsu Sutaitang Online Commercial Co., Ltd.	320,202	769,611
Xiaodong Pan	73,110	90,099
Zhijun Xiao	62,658	-
Jun Zheng	14,025	-
Total due to related parties	$5,203,762	$8,695,702

Related party transactions

For the years ended March 31, 2023, 2022 and 2021, the Company generated revenues of $4,610, $138,275 and $731,669 from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd, respectively.

For the year ended March 31, 2023, 2022 and 2021, the Company generated revenues of $17,478, $19,246 and $84,848 from sales transactions with Taizhou Su Xuan Tang Chinese Hospital Co. Ltd, respectively.

For the years ended March 31, 2023, 2022 and 2021, the Company generated revenue of $11,533, $16,658 and $68,473 from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic, respectively.

For the year ended March 31, 2023, the Company borrowed $76,683 from Zhijun Xiao and Jun Zheng, and repaid $2,899,694 to Jiangsu Health Pharmaceutical Investment Co., Ltd., Jianping Zhou, Jiangsu Sutaitang Online Commercial Co., Ltd., Feng Zhou and Xiaodong Pan. For the year ended March 31, 2022, the Company borrowed $1,122,458 from Jiangsu Sutaitang Online Commercial Co., Ltd, Feng Zhou and Xiaodong Pan, and repaid $4,935,926 to Jiangsu Health Pharmaceutical Investment Co., Ltd. and Jianpiang Zhou. For the year ended March 31, 2021, the Company borrowed $12,148,461 from Jianping Zhou and Jiangsu Health Pharmaceutical Investment Co., Ltd., which was non-interest bearing and repaid on demand.

For the year ended March 31, 2023, the Company borrowed $94,647 from Jun Zheng, which is valid from January 18, 2023 to January 17, 2024 and bear interest of 6%.

On January 1, 2018, the Company entered into a lease agreement with Jiangsu Health Pharmaceutical Investment Co., Ltd. to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. For the years ended March 31, 2023, 2022 and 2021, the Company record operating lease expenses were $73,034, $77,968 and $74,299, respectively.

Guarantee

For the years ended March 31, 2023 and 2022, Taizhou Suxuantang signed several financial guarantee agreements for its related parties. Details of the financial guarantee agreements, please refer to Note 18.